                                         [NATIONAL ASSOCIATION OF COUNTIES LOGO]




                                      NACo
                                    VARIABLE
                                     ACCOUNT





                                  [NACo LOGO]



                               SEMI-ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                  JUNE 30, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-2278-N(6/98)

                          [NATIONWIDE INSURANCE LOGO]



                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220




               [ PHOTO OF NATIONWIDE PRESIDENT JOESPH J. GASPER]





                               PRESIDENT'S MESSAGE

          We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the NACo Variable Account.

          The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

          We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

          Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 17, 1998

CONTENTS

HOW TO READ THE SEMI-ANNUAL REPORT .............................................     5
     Explanation on how to read and understand
     the various financial reports


FUND PERFORMANCES ..............................................................     6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY ...................     8


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY .....................................................    10


NOTES TO FINANCIAL STATEMENTS ..................................................    19

HOW TO READ THE SEMI-ANNUAL REPORT

This Semi-Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the NACo Variable Account (the Account). The Account is a separate account trust which offers investment options in thirty-four mutual funds from sixteen mutual fund houses.

The Semi-Annual Report has two major financial sections.

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement, beginning on page 8, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on June 30, 1998. The funds are presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 22.



STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

These statements, found on page 10, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Semi-Annual Report, the Notes to Financial Statements, beginning on page 19, will also help explain and clarify the various statements and schedules.

FUND PERFORMANCES


--------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED++
                PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
--------------------------------------------------------------------------------------------------------------
                                                      6 MONTHS    YEAR     3 YEARS   5 YEARS   10 YEARS
                                                       1/1/98-    1997     7/1/95-   7/1/93-    7/1/88-
FUNDS+                                                 6/30/98             6/30/98   6/30/98    6/30/98
--------------------------------------------------------------------------------------------------------------
    AGGRESSIVE GROWTH FUNDS
    Mass. Investors Growth Stock Fund*                  23.49%    46.75%    34.08%    23.39%    18.75%
    Putnam Voyager Fund                                 16.25%    24.79%    24.52%    20.64%    18.44%

    GROWTH FUNDS
    American Century: Twentieth Century Growth Fund*    22.79%    28.06%    21.78%    17.09%    15.82%
    American Century: Twentieth Century Ultra Fund      23.41%    21.97%    24.51%    18.66%    20.95%
    Dreyfus Third Century Fund                          17.62%    28.15%    28.40%    19.14%    15.46%
    Fidelity Contrafund                                 16.73%    21.84%    24.50%    19.23%    21.83%
    Fidelity Magellan(R)Fund                            17.52%    25.40%    20.93%    18.19%    17.64%
    Fidelity OTC Portfolio                              18.16%     8.87%    20.05%    17.59%    16.39%
    MFS(R)Growth Opportunities Fund*                    19.82%    22.12%    25.38%    18.75%    14.93%
    Nationwide(R)Growth Fund*                           18.41%    25.04%    22.68%    18.36%    14.09%
    Putnam Investors Fund                               22.29%    33.22%    30.38%    22.27%    17.78%
    Seligman Growth Fund, Inc.                          19.83%    16.99%    24.17%    17.52%    14.80%

    GROWTH AND INCOME FUNDS
    Evergreen Income and Growth Fund*                    1.50%    24.40%    15.54%    10.72%     9.97%
    Fidelity Equity-Income Fund                         10.73%    28.76%    24.63%    19.03%    14.75%
    Fidelity Puritan(R)Fund                             10.31%    21.19%    18.56%    14.55%    13.57%
    Investment Company of America(R)**                  12.58%    28.58%    24.17%    18.45%    15.56%
    Nationwide(R)Fund                                   21.44%    38.31%    33.78%    23.10%    17.48%
    Neuberger & Berman Guardian Fund                    12.10%    16.82%    18.02%    16.55%    15.22%

    INCOME FUNDS
    Bond Fund of America(SM), Inc.**                     3.34%     8.20%     7.88%     6.18%     8.36%
    Fidelity Capital & Income Fund*                      7.62%    13.62%    12.11%     9.42%    10.88%
    MAS Funds - Fixed Income Portfolio                   2.89%     8.57%     8.29%     6.49%     8.69%
    MFS(R)High Income Fund                               5.41%    11.78%    11.64%     9.20%     9.47%

    INDEX
    SEI Index Funds S&P 500 Index Portfolio             17.03%    31.82%    28.71%    21.61%    17.17%

    INTERNATIONAL FUNDS
    T. Rowe Price International Stock Fund(R)           13.18%     1.73%    12.27%    12.12%    10.13%
    Templeton Foreign Fund                               2.13%     5.64%     9.35%    10.72%    11.30%

    GOVERNMENT BOND FUND
    Federated U.S. Government Securities Fund            2.52%     6.12%     5.16%     4.37%     6.46%

    MONEY MARKET FUND
    Nationwide(R)Money Market Fund                       2.05%     4.12%     4.13%     3.65%     4.38%

    U.S. TREASURY MONEY MARKET FUND
    AIM STIT - Treasury Portfolio                        2.27%     4.54%     4.57%     4.08%     4.83%

    S&P 500 ***                                         17.71%    33.36%    30.24%    23.08%    18.56%
--------------------------------------------------------------------------------------------------------------

   * These funds are not open to new participation.
  ** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on
     or after July 1, 1994.
 *** The S & P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.
   + Funds are neither insured nor guaranteed by the U.S. Government.  For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.
  ++ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.
NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.
Sources: Nationwide Advisory Services Computer Directions Advisors, Inc.

--------------------------------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
                PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED
--------------------------------------------------------------------------------------------------------------
                                                      6 MONTHS    YEAR     3 YEARS   5 YEARS   10 YEARS
                                                       1/1/98-    1997     7/1/95-   7/1/93-    7/1/88-
FUNDS+                                                 6/30/98             6/30/98   6/30/98    6/30/98
--------------------------------------------------------------------------------------------------------------
    AGGRESSIVE GROWTH FUNDS
    Mass. Investors Growth Stock Fund*                  21.49%    44.75%    33.71%    23.22%    18.71%
    Putnam Voyager Fund                                 14.25%    22.79%    24.09%    20.45%    18.39%

    GROWTH FUNDS
    American Century: Twentieth Century Growth Fund*    20.79%    26.06%    21.33%    16.87%    15.77%
    American Century: Twentieth Century Ultra Fund      21.41%    19.97%    24.08%    18.46%    20.91%
    Dreyfus Third Century Fund                          15.62%    26.15%    27.99%    18.95%    15.40%
    Fidelity Contrafund                                 14.73%    19.84%    24.07%    19.03%    21.80%
    Fidelity Magellan(R)Fund                            15.52%    23.40%    20.47%    17.99%    17.59%
    Fidelity OTC Portfolio                              16.16%     6.87%    19.59%    17.38%    16.34%
    MFS(R)Growth Opportunities Fund*                    17.82%    20.12%    24.95%    18.55%    14.88%
    Nationwide(R)Growth Fund*                           16.41%    23.04%    22.24%    18.15%    14.03%
    Putnam Investors Fund                               20.29%    31.22%    29.98%    22.09%    17.73%
    Seligman Growth Fund, Inc.                          17.83%    14.99%    23.74%    17.31%    14.74%

    GROWTH AND INCOME FUNDS
    Evergreen Income and Growth Fund*                   -0.50%    22.40%    15.04%    10.45%     9.89%
    Fidelity Equity-Income Fund                          8.73%    26.76%    24.20%    18.83%    14.69%
    Fidelity Puritan(R)Fund                              8.31%    19.19%    18.09%    14.32%    13.51%
    Investment Company of America(R)**                  10.58%    26.58%    23.73%    18.25%    15.50%
    Nationwide(R)Fund                                   19.44%    36.31%    33.40%    22.92%    17.43%
    Neuberger & Berman Fund Guardian Fund               10.10%    14.82%    17.54%    16.33%    15.17%

    INCOME FUNDS
    Bond Fund of America(SM), Inc.**                     1.34%     6.20%     7.30%     5.87%     8.26%
    Fidelity Capital & Income Fund*                      5.62%    11.62%    11.58%     9.14%    10.80%
    MAS Funds - Fixed Income Portfolio                   0.89%     6.57%     7.72%     6.17%     8.59%
    MFS(R)High Income Fund                               3.41%     9.78%    11.10%     8.92%     9.38%

    INDEX FUND
    SEI Index Funds S&P 500 Index Portfolio             15.03%    29.82%    28.30%    21.43%    17.12%

    INTERNATIONAL FUNDS
    T. Rowe Price International Stock Fund(R)           11.18%    -0.27%    11.74%    11.87%    10.04%
    Templeton Foreign Fund                               0.13%     1.64%     8.79%    10.46%    11.22%

    GOVERNMENT BOND FUND
    Federated U.S. Government Securities Fund            0.52%     4.12%     4.55%     4.03%     6.34%

    MONEY MARKET FUND
    Nationwide(R)Money Market Fund                       0.05%     2.12%     3.51%     3.30%     4.24%

    U.S. TREASURY MONEY MARKET FUND
    AIM STIT - Treasury Portfolio                        0.27%     2.54%     3.95%     3.74%     4.70%
--------------------------------------------------------------------------------------------------------------

   * These funds are not open to new participation.
  ** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or
     after July 1, 1994.
   + Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.
NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee and the maximum contingent deferred sales charge that would apply only in the event that this Variable Annuity contract is terminated by your employer.

Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

================================================================================

                              NACo VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1998
                                   (UNAUDITED)


ASSETS:
  Investments at market value:
     American Century: Twentieth Century Growth Fund (ACTCGro)
        4,032,561 shares (cost $82,969,100) ...................................   $     119,444,464
     American Century: Twentieth Century Ultra Fund (ACTCUltra)
        8,215,422 shares (cost $230,347,399) ..................................         278,092,037
     The Bond Fund of America(SM), Inc. (BdFdAm)
        1,155,299 shares (cost $16,020,330) ...................................          16,127,975
     The Dreyfus Third Century Fund, Inc. (Dry3dCen)
        5,096,650 shares (cost $47,134,852) ...................................          63,300,391
     Evergreen Income and Growth Fund - Class Y (EvIncGro)
        149,613 shares (cost $2,986,572) ......................................           3,571,264
     Federated U.S. Government Securities Fund: 2-5 Years -
     Institutional shares (FedUSGvt)
        486,951 shares (cost $5,193,282) ......................................           5,190,898
     Fidelity Capital & Income Fund (FidCapInc)
        261,616 shares (cost $2,249,457) ......................................           2,710,342
     Fidelity Contrafund (FidContr)
        7,101,221 shares (cost $285,481,961) ..................................         387,797,657
     Fidelity Equity-Income Fund (FidEqInc)
        7,023,793 shares (cost $259,481,865) ..................................         401,760,944
     Fidelity Magellan(R) Fund (FidMgln)
        1,367,701 shares (cost $112,603,658) ..................................         149,941,023
     Fidelity OTC Portfolio (FidOTC)
        964,605 shares (cost $33,825,016) .....................................          38,304,482
     Fidelity Puritan(R) Fund (FidPurtn)
        1,830,323 shares (cost $32,655,451) ...................................          38,693,023
     The Investment Company of America(R) (InvCoAm)
        2,659,057 shares (cost $62,261,211) ...................................          83,388,014
     MAS Funds - Fixed Income Portfolio (MASFIP)
        331,853 shares (cost $3,984,878) ......................................           4,028,700
     MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
        1,119,599 shares (cost $13,280,696) ...................................          18,562,957
     MFS(R) High Income Fund - Class A (MFSHiInc)
        3,087,921 shares (cost $17,254,927) ...................................          17,354,115
     Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
        1,000,916 shares (cost $11,311,151) ...................................          15,424,114
     NAAT - The Aggressive Portfolio (NAATAggr)
        103,579 shares (cost $1,179,646) ......................................           1,191,161

      NAAT - The Conservative Portfolio (NAATCons)
         9,684 shares (cost $101,794) ..................................................             103,042
      NAAT - The Moderate Portfolio (NAATMod)
         60,261 shares (cost $661,364) .................................................             671,915
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         94,690 shares (cost $1,030,127) ...............................................           1,066,206
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         32,036 shares (cost $345,584) .................................................             349,508
      Nationwide(R) Fund (NWFund)
         4,661,140 shares (cost $108,902,524) ..........................................         144,262,296
      Nationwide(R) Growth Fund (NWGroFd)
         512,581 shares (cost $6,232,465) ..............................................           8,611,357
      Nationwide(R) Money Market Fund (NWMyMkt)
         51,199,125 shares (cost $51,199,125) ..........................................          51,199,125
      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         110,476 shares (cost $1,899,245) ..............................................           1,858,209
      Neuberger & Berman Guardian Fund (NBGuard)
         1,549,734 shares (cost $41,137,933) ...........................................          45,097,247
      Putnam Investors Fund - Class A (PutInvFd)
         6,544,740 shares (cost $67,318,368) ...........................................          90,382,853
      Putnam Voyager Fund - Class A (PutVoyFd)
         11,102,540 shares (cost $176,406,040) .........................................         247,031,521
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         2,640,746 shares (cost $77,703,719) ...........................................          94,538,698
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,595,183 shares (cost $9,410,093) ............................................          11,676,736
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         3,637,603 shares (cost $3,637,603) ............................................           3,637,603
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,096,272 shares (cost $30,818,660) ...........................................          31,989,113
      Templeton Foreign Fund - Class I (TemForFd)
         4,706,446 shares (cost $49,272,168) ...........................................          48,052,816
                                                                                               -------------
            Total investments ..........................................................       2,425,411,806
   Accounts receivable .................................................................                   -
                                                                                               -------------
            Total assets ...............................................................    $  2,425,411,806
ACCOUNTS PAYABLE .......................................................................           1,194,218
                                                                                               -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................    $  2,424,217,588
                                                                                               =============



See accompanying notes to financial statements.


================================================================================

================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                            TOTAL                                  ACTCGRO
                                             -----------------------------------     -----------------------------------
                                                   1998                1997                1998                1997
                                             ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $     8,861,527           8,521,504                   -                   -
  Mortality and expense charges (note 2)          (5,501,699)         (3,928,317)           (275,063)           (331,683)
  Administration charges (note 2) .......         (3,949,172)         (2,758,548)           (194,457)           (232,573)
                                             ---------------     ---------------     ---------------     ---------------
    Net investment activity .............           (589,344)          1,834,639            (469,520)           (564,256)


  Proceeds from mutual fund shares sold .        201,640,596         148,777,534           7,185,431          65,613,736
  Cost of mutual fund shares sold .......       (166,087,596)       (143,091,400)         (5,935,062)        (68,069,453)
                                             ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ...         35,553,000           5,686,134           1,250,369          (2,455,717)
  Unrealized gain (loss) on investments .        274,522,723         194,485,796          22,041,433          19,758,622
                                             ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ......        310,075,723         200,171,930          23,291,802          17,302,905
                                             ---------------     ---------------     ---------------     ---------------
  Reinvested capital gains ..............         14,551,216           8,287,025                   -                   -
                                             ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................        324,037,595         210,293,594          22,822,282          16,738,649
                                             ---------------     ---------------     ---------------     ---------------

 EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ....................        250,515,370         206,770,431            (236,967)        (56,747,694)
   Redemptions ..........................       (119,976,040)        (60,545,571)         (6,179,317)         (7,395,091)
   Annual contract maintenance charges ..                (81)                  -                   -                   -
   Adjustments to maintain reserves .....         (1,153,503)            (50,866)                884               2,463
                                             ---------------     ---------------     ---------------     ---------------
     Net equity transactions ............        129,385,746         146,173,994          (6,415,400)        (64,140,322)

 NET CHANGE IN CONTRACT OWNERS' EQUITY ..        453,423,341         356,467,588          16,406,882         (47,401,673)
 CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ............................      1,970,794,247       1,406,533,645         103,038,301         150,619,441
                                             ---------------     ---------------     ---------------     ---------------
 CONTRACT OWNERS' EQUITY END OF PERIOD ..      2,424,217,588       1,763,001,233         119,445,183         103,217,768
                                             ===============     ===============     ===============     ===============




                                                          ACTCULTRA                                 BDFDAM
                                             -----------------------------------     -----------------------------------
                                                   1998                1997                1998                1997
                                             ---------------     ---------------     ---------------     ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                  -                   -             564,198             492,847
  Mortality and expense charges (note 2)            (610,986)           (423,190)            (39,385)            (34,958)
  Administration charges (note 2) .......           (431,303)           (294,149)            (28,940)            (25,056)
                                             ---------------     ---------------     ---------------     ---------------
    Net investment activity .............         (1,042,289)           (717,339)            495,873             432,833


  Proceeds from mutual fund shares sold .         19,594,744           8,885,205           3,259,784           1,931,351
  Cost of mutual fund shares sold .......        (12,860,331)         (6,607,023)         (3,165,089)         (1,851,996)
                                             ---------------     ---------------     ---------------     ---------------
  Realized gain (loss) on investments ...          6,734,413           2,278,182              94,695              79,355
  Unrealized gain (loss) on investments .         46,157,788          24,092,305            (145,677)            (20,974)
                                             ---------------     ---------------     ---------------     ---------------
    Net gain (loss) on investments ......         52,892,201          26,370,487             (50,982)             58,381
                                             ---------------     ---------------     ---------------     ---------------
  Reinvested capital gains ..............                  -                   -              79,564                   -
                                             ---------------     ---------------     ---------------     ---------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................         51,849,912          25,653,148             524,455             491,214
                                             ---------------     ---------------     ---------------     ---------------

 EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ....................         20,180,418          23,934,245           1,883,853             298,748
   Redemptions ..........................        (12,430,191)         (7,685,227)         (1,134,692)           (513,512)
   Annual contract maintenance charges ..                  -                   -                   -                   -
   Adjustments to maintain reserves .....              4,128             (15,444)               (637)               (129)
                                             ---------------     ---------------     ---------------     ---------------
     Net equity transactions ............          7,754,355          16,233,574             748,524            (214,893)

 NET CHANGE IN CONTRACT OWNERS' EQUITY ..         59,604,267          41,886,722           1,272,979             276,321
 CONTRACT OWNERS' EQUITY BEGINNING
   OF PERIOD ............................        218,492,461         149,650,009          14,869,833          13,981,906
                                             ---------------     ---------------     ---------------     ---------------
 CONTRACT OWNERS' EQUITY END OF PERIOD ..        278,096,728         191,536,731          16,142,812          14,258,227
                                             ===============     ===============     ===============     ===============


================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                        DRY3DCEN                          EVINCGRO
                                             -----------------------------     -----------------------------
                                                 1998             1997             1998             1997
                                             ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $           -                -           84,325          103,071
  Mortality and expense charges (note 2)         (144,281)         (94,641)          (9,596)         (10,775)
  Administration charges (note 2) .......        (103,982)         (66,204)          (6,779)          (7,226)
                                             ------------     ------------     ------------     ------------
    Net investment activity .............        (248,263)        (160,845)          67,950           85,070

  Proceeds from mutual fund shares sold .       3,596,174          820,855          652,088          613,927
  Cost of mutual fund shares sold .......      (2,502,021)        (701,417)        (548,412)        (581,697)
                                             ------------     ------------     ------------     ------------
  Realized gain (loss) on investments ...       1,094,153          119,438          103,676           32,230
  Unrealized gain (loss) on investments .       8,646,546        6,258,403          (90,212)         285,350
                                             ------------     ------------     ------------     ------------
    Net gain (loss) on investments ......       9,740,699        6,377,841           13,464          317,580
                                             ------------     ------------     ------------     ------------
  Reinvested capital gains ..............               -                -                -                -
                                             ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................       9,492,436        6,216,996           81,414          402,650
                                             ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       4,957,975       10,820,817         (140,301)        (349,417)
  Redemptions ...........................      (3,722,716)      (1,185,411)        (412,740)        (185,881)
  Annual contract maintenance charges ...               -                -                -                -
  Adjustments to maintain reserves ......             376             (747)              (3)            (216)
                                             ------------     ------------     ------------     ------------
      Net equity transactions ...........       1,235,635        9,634,659         (553,044)        (535,514)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...      10,728,071       15,851,655         (471,630)        (132,864)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................      52,572,713       30,274,825        4,042,905        4,420,173
                                             ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...    $ 63,300,784       46,126,480        3,571,275        4,287,309
                                             ============     ============     ============     ============


                                                           FEDUSGVT                         FIDCAPINC
                                                -----------------------------     -----------------------------
                                                    1998             1997             1998             1997
                                                ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            126,965          100,041          119,062          115,828
  Mortality and expense charges (note 2)             (11,644)          (9,051)          (6,890)          (7,307)
  Administration charges (note 2) .......             (8,272)          (6,035)          (4,470)          (4,833)
                                                ------------     ------------     ------------     ------------
    Net investment activity .............            107,049           84,955          107,702          103,688

  Proceeds from mutual fund shares sold .          3,685,841          736,119          161,820          271,022
  Cost of mutual fund shares sold .......         (3,639,927)        (731,544)        (106,887)        (201,584)
                                                ------------     ------------     ------------     ------------
  Realized gain (loss) on investments ...             45,914            4,575           54,933           69,438
  Unrealized gain (loss) on investments .            (35,344)         (18,074)          39,887          (22,397)
                                                ------------     ------------     ------------     ------------
    Net gain (loss) on investments ......             10,570          (13,499)          94,820           47,041
                                                ------------     ------------     ------------     ------------
  Reinvested capital gains ..............                  -                -                -                -
                                                ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................            117,619           71,456          202,522          150,729
                                                ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................          1,137,638          260,915         (104,622)        (160,412)
  Redemptions ...........................           (362,265)        (180,959)         (45,576)         (98,195)
  Annual contract maintenance charges ...                  -                -                -                -
  Adjustments to maintain reserves ......                 51               38              (51)             (23)
                                                ------------     ------------     ------------     ------------
      Net equity transactions ...........            775,424           79,994         (150,249)        (258,630)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...            893,043          151,450           52,273         (107,901)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................          4,297,707        3,483,920        2,658,020        2,976,924
                                                ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...          5,190,750        3,635,370        2,710,293        2,869,023
                                                ============     ============     ============     ============


================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                        FIDCONTR                             FIDEQINC
                                             -------------------------------     -------------------------------
                                                 1998              1997              1998              1997
                                             -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $            -                 -         3,180,895         3,276,338
  Mortality and expense charges (note 2)          (876,017)         (592,163)         (961,343)         (713,633)
  Administration charges (note 2) .......         (639,369)         (419,899)         (668,100)         (490,905)
                                             -------------     -------------     -------------     -------------
    Net investment activity .............       (1,515,386)       (1,012,062)        1,551,452         2,071,800

  Proceeds from mutual fund shares sold .       10,934,922           532,205         7,820,696         2,570,367
  Cost of mutual fund shares sold .......       (6,624,043)         (411,280)       (3,352,630)       (1,390,698)
                                             -------------     -------------     -------------     -------------
  Realized gain (loss) on investments ...        4,310,879           120,925         4,468,066         1,179,669
  Unrealized gain (loss) on investments .       52,583,146        23,370,642        28,499,976        39,211,076
                                             -------------     -------------     -------------     -------------
    Net gain (loss) on investments ......       56,894,025        23,491,567        32,968,042        40,390,745
                                             -------------     -------------     -------------     -------------
  Reinvested capital gains ..............          485,601         3,576,229         4,242,353         2,983,969
                                             -------------     -------------     -------------     -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................       55,864,240        26,055,734        38,761,847        45,446,514
                                             -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       29,687,377        57,607,805        23,718,523        35,349,056
  Redemptions ...........................      (17,720,488)       (7,425,375)      (14,128,421)       (8,608,887)
  Annual contract maintenance charges ...              (81)                -                 -                 -
  Adjustments to maintain reserves ......       (1,021,022)          (17,713)            1,226            (3,095)
                                             -------------     -------------     -------------     -------------
      Net equity transactions ...........       10,945,786        50,164,717         9,591,328        26,737,074

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       66,810,026        76,220,451        48,353,175        72,183,588
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................      320,987,870       202,139,639       353,408,823       252,903,435
                                             -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...    $ 387,797,896       278,360,090       401,761,998       325,087,023
                                             =============     =============     =============     =============


                                                         FIDMGIN                             FIDOTC
                                             -------------------------------     -------------------------------
                                                 1998              1997              1998              1997
                                             -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      266,931           887,068                 -                 -
  Mortality and expense charges (note 2)          (344,039)         (254,515)          (86,646)          (51,137)
  Administration charges (note 2) .......         (254,457)         (185,593)          (60,761)          (35,096)
                                             -------------     -------------     -------------     -------------
    Net investment activity .............         (331,565)          446,960          (147,407)          (86,233)

  Proceeds from mutual fund shares sold .        5,787,371         4,087,385         6,903,777         1,567,135
  Cost of mutual fund shares sold .......       (3,915,333)       (3,578,760)       (6,024,634)       (1,410,503)
                                             -------------     -------------     -------------     -------------
  Realized gain (loss) on investments ...        1,872,038           508,625           879,143           156,632
  Unrealized gain (loss) on investments .       17,052,524        12,080,439         4,962,341         1,856,000
                                             -------------     -------------     -------------     -------------
    Net gain (loss) on investments ......       18,924,562        12,589,064         5,841,484         2,012,632
                                             -------------     -------------     -------------     -------------
  Reinvested capital gains ..............        3,496,797         1,726,827                 -                 -
                                             -------------     -------------     -------------     -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................       22,089,794        14,762,851         5,694,077         1,926,399
                                             -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       11,208,164         5,252,830         3,282,520        12,106,280
  Redemptions ...........................       (7,891,274)       (4,080,718)       (2,111,561)         (871,308)
  Annual contract maintenance charges ...                -                 -                 -                 -
  Adjustments to maintain reserves ......           16,520               452           (65,270)           (1,388)
                                             -------------     -------------     -------------     -------------
      Net equity transactions ...........        3,333,410         1,172,564         1,105,689        11,233,584

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       25,423,204        15,935,415         6,799,766        13,159,983
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................      124,447,078        96,022,426        31,504,325        14,122,665
                                             -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...      149,870,282       111,957,841        38,304,091        27,282,648
                                             =============     =============     =============     =============


================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                        FIDPURTN                          INVCOAM
                                             -----------------------------     -----------------------------
                                                 1998             1997             1998             1997
                                             ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $    577,275          446,477          621,007          513,868
  Mortality and expense charges (note 2)          (88,500)         (62,424)        (196,125)        (137,856)
  Administration charges (note 2) .......         (65,785)         (45,229)        (147,663)        (102,679)
                                             ------------     ------------     ------------     ------------
    Net investment activity .............         422,990          338,824          277,219          273,333

  Proceeds from mutual fund shares sold .       1,002,201          814,338        4,174,436          447,709
  Cost of mutual fund shares sold .......        (736,972)        (684,522)      (2,508,333)        (312,271)
                                             ------------     ------------     ------------     ------------
  Realized gain (loss) on investments ...         265,229          129,816        1,666,103          135,438
  Unrealized gain (loss) on investments .       2,751,594        2,752,077        6,471,724        8,662,376
                                             ------------     ------------     ------------     ------------
    Net gain (loss) on investments ......       3,016,823        2,881,893        8,137,827        8,797,814
                                             ------------     ------------     ------------     ------------
  Reinvested capital gains ..............               -                -          840,003                -
                                             ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................       3,439,813        3,220,717        9,255,049        9,071,147
                                             ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       4,939,486        4,546,283        7,639,869        9,116,425
  Redemptions ...........................      (1,358,768)        (726,234)      (5,658,965)      (1,771,273)
  Annual contract maintenance charges ...               -                -                -                -
  Adjustments to maintain reserves ......             180               90              298            1,016
                                             ------------     ------------     ------------     ------------
      Net equity transactions ...........       3,580,898        3,820,139        1,981,202        7,346,168

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       7,020,711        7,040,856       11,236,251       16,417,315
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................      31,672,502       21,589,381       72,152,047       47,716,024
                                             ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...    $ 38,693,213       28,630,237       83,388,298       64,133,339
                                             ============     ============     ============     ============


                                                         MASFIP                           MFSGROPP
                                             -----------------------------     -----------------------------
                                                 1998             1997             1998             1997
                                             ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          48,577           28,745                -                -
  Mortality and expense charges (note 2)           (8,287)          (4,490)         (43,858)         (39,467)
  Administration charges (note 2) .......          (6,243)          (3,214)         (31,542)         (27,786)
                                             ------------     ------------     ------------     ------------
    Net investment activity .............          34,047           21,041          (75,400)         (67,253)

  Proceeds from mutual fund shares sold .         583,411          720,110          691,534        1,092,617
  Cost of mutual fund shares sold .......        (573,360)        (718,408)        (463,329)        (840,448)
                                             ------------     ------------     ------------     ------------
  Realized gain (loss) on investments ...          10,051            1,702          228,205          252,169
  Unrealized gain (loss) on investments .          49,245           38,374        2,875,767        2,007,758
                                             ------------     ------------     ------------     ------------
    Net gain (loss) on investments ......          59,296           40,076        3,103,972        2,259,927
                                             ------------     ------------     ------------     ------------
  Reinvested capital gains ..............               -                -          197,644                -
                                             ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................          93,343           61,117        3,226,216        2,192,674
                                             ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       1,386,796          506,339           28,786         (476,894)
  Redemptions ...........................        (147,121)         (95,593)        (560,863)        (454,230)
  Annual contract maintenance charges ...               -                -                -                -
  Adjustments to maintain reserves ......              (1)           1,846          (90,451)         (13,391)
                                             ------------     ------------     ------------     ------------
      Net equity transactions ...........       1,239,674          412,592         (622,528)        (944,515)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       1,333,017          473,709        2,603,688        1,248,159
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................       2,695,678        1,559,535       15,959,245       15,338,362
                                             ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...       4,028,695        2,033,244       18,562,933       16,586,521
                                             ============     ============     ============     ============


================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                        MFSHIINC                         MFSGRSTK
                                             -----------------------------     -----------------------------
                                                  1998             1997             1998             1997
                                             ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $    696,255          530,400                -                -
  Mortality and expense charges (note 2)          (41,462)         (30,533)         (35,735)         (29,157)
  Administration charges (note 2) .......         (28,998)         (20,986)         (25,288)         (20,158)
                                             ------------     ------------     ------------     ------------
    Net investment activity .............         625,795          478,881          (61,023)         (49,315)

  Proceeds from mutual fund shares sold .       6,295,734        3,835,668          868,954        3,942,610
  Cost of mutual fund shares sold .......      (5,973,347)      (3,591,928)        (691,232)      (4,232,530)
                                             ------------     ------------     ------------     ------------
  Realized gain (loss) on investments ...         322,387          243,740          177,722         (289,920)
  Unrealized gain (loss) on investments .         (93,216)         (72,879)       2,874,464        2,790,280
                                             ------------     ------------     ------------     ------------
    Net gain (loss) on investments ......         229,171          170,861        3,052,186        2,500,360
                                             ------------     ------------     ------------     ------------
  Reinvested capital gains ..............               -                -                -                -
                                             ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................         854,966          649,742        2,991,163        2,451,045
                                             ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       3,238,984        1,605,127          369,204       (1,620,023)
  Redemptions ...........................      (1,127,215)        (476,935)        (751,845)        (565,608)
  Annual contract maintenance charges ...               -                -                -                -
  Adjustments to maintain reserves ......          (4,501)          (1,282)             106            1,095
                                             ------------     ------------     ------------     ------------
      Net equity transactions ...........       2,107,268        1,126,910         (382,535)      (2,184,536)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       2,962,234        1,776,652        2,608,628          266,509
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................      14,387,298       11,049,325       12,815,513       11,230,813
                                             ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...    $ 17,349,532       12,825,977       15,424,141       11,497,322
                                             ============     ============     ============     ============

                                                        NAATAGGR                        NAATCONS
                                             -----------------------------    -----------------------------
                                                1998             1997             1998             1997
                                             ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             205                -              13                -
  Mortality and expense charges (note 2)           (1,338)               -            (126)               -
  Administration charges (note 2) .......            (882)               -             (76)               -
                                             ------------     ------------    ------------     ------------
    Net investment activity .............          (2,015)               -            (189)               -

  Proceeds from mutual fund shares sold .         225,247                -         174,248                -
  Cost of mutual fund shares sold .......        (213,137)               -        (173,748)               -
                                             ------------     ------------    ------------     ------------
  Realized gain (loss) on investments ...          12,110                -             500                -
  Unrealized gain (loss) on investments .          11,515                -           1,247                -
                                             ------------     ------------    ------------     ------------
    Net gain (loss) on investments ......          23,625                -           1,747                -
                                             ------------     ------------    ------------     ------------
  Reinvested capital gains ..............               -                -               -                -
                                             ------------     ------------    ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................          21,610                -           1,558                -
                                             ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       1,173,689                -         101,484                -
  Redemptions ...........................          (7,486)               -               -                -
  Annual contract maintenance charges ...               -                -               -                -
  Adjustments to maintain reserves ......           3,400                -               1                -
                                             ------------     ------------    ------------     ------------
      Net equity transactions ...........       1,169,603                -         101,485                -

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       1,191,213                -         103,043                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................               -                -               -                -
                                             ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...       1,191,213                -         103,043                -
                                             ============     ============    ============     ============


================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                        NAATMOD                          NAATMODAGG
                                             -----------------------------    -----------------------------
                                                 1998             1997            1998             1997
                                             ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $        292                -             884                -
  Mortality and expense charges (note 2)             (574)               -          (1,251)               -
  Administration charges (note 2) .......            (457)               -            (985)               -
                                             ------------     ------------    ------------     ------------
    Net investment activity .............            (739)               -          (1,352)               -

  Proceeds from mutual fund shares sold .          18,549                -          22,264                -
  Cost of mutual fund shares sold .......         (17,287)               -         (20,202)               -
                                             ------------     ------------    ------------     ------------
  Realized gain (loss) on investments ...           1,262                -           2,062                -
  Unrealized gain (loss) on investments .          10,551                -          36,079                -
                                             ------------     ------------    ------------     ------------
    Net gain (loss) on investments ......          11,813                -          38,141                -
                                             ------------     ------------    ------------     ------------
  Reinvested capital gains ..............               -                -               -                -
                                             ------------     ------------    ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................          11,074                -          36,789                -
                                             ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................         687,622                -       1,034,673                -
  Redemptions ...........................         (26,781)               -          (5,257)               -
  Annual contract maintenance charges ...               -                -               -                -
  Adjustments to maintain reserves ......             (50)               -              (8)               -
                                             ------------     ------------    ------------     ------------
      Net equity transactions ...........         660,791                -       1,029,408                -

NET CHANGE IN CONTRACT OWNERS' EQUITY ...         671,865                -       1,066,197                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................               -                -               -                -
                                             ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...    $    671,865                -       1,066,197                -
                                             ============     ============    ============     ============

                                                         NAATMODCON                        NWFUND
                                             -----------------------------    -----------------------------
                                                 1998             1997            1998             1997
                                             ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................             199                -         642,116          391,657
  Mortality and expense charges (note 2)             (280)               -        (292,559)        (134,628)
  Administration charges (note 2) .......            (213)               -        (213,043)         (95,433)
                                             ------------     ------------    ------------     ------------
    Net investment activity .............            (294)               -         136,514          161,596

  Proceeds from mutual fund shares sold .          79,479                -       5,851,107          463,376
  Cost of mutual fund shares sold .......         (77,847)               -      (3,043,284)        (317,660)
                                             ------------     ------------    ------------     ------------
  Realized gain (loss) on investments ...           1,632                -       2,807,823          145,716
  Unrealized gain (loss) on investments .           3,924                -      14,303,918       11,208,743
                                             ------------     ------------    ------------     ------------
    Net gain (loss) on investments ......           5,556                -      17,111,741       11,354,459
                                             ------------     ------------    ------------     ------------
  Reinvested capital gains ..............               -                -       4,917,925                -
                                             ------------     ------------    ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................           5,262                -      22,166,180       11,516,055
                                             ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................         350,769                -      41,398,864       12,861,126
  Redemptions ...........................          (6,522)               -      (8,408,977)      (1,915,548)
  Annual contract maintenance charges ...               -                -               -                -
  Adjustments to maintain reserves ......               -                -             966             (297)
                                             ------------     ------------    ------------     ------------
      Net equity transactions ...........         344,247                -      32,990,853       10,945,281

NET CHANGE IN CONTRACT OWNERS' EQUITY ...         349,509                -      55,157,033       22,461,336
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................               -                -      89,106,304       44,457,575
                                             ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...         349,509                -     144,263,337       66,918,911
                                             ============     ============    ============     ============


================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)

                                                         NWGROFD                          NWMYMKT
                                             -----------------------------     -----------------------------
                                                 1998             1997             1998             1997
                                             ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................    $     10,180           36,526        1,234,959        1,285,365
  Mortality and expense charges (note 2)          (20,662)         (18,751)        (121,726)        (132,444)
  Administration charges (note 2) .......         (15,009)         (13,398)         (81,624)         (85,163)
                                             ------------     ------------     ------------     ------------
    Net investment activity .............         (25,491)           4,377        1,031,609        1,067,758

  Proceeds from mutual fund shares sold .         554,888          458,787       28,904,007       27,822,416
  Cost of mutual fund shares sold .......        (354,644)        (331,745)     (28,904,007)     (27,822,416)
                                             ------------     ------------     ------------     ------------
  Realized gain (loss) on investments ...         200,244          127,042                -                -
  Unrealized gain (loss) on investments .         918,162        1,123,363                -                -
                                             ------------     ------------     ------------     ------------
    Net gain (loss) on investments ......       1,118,406        1,250,405                -                -
                                             ------------     ------------     ------------     ------------
  Reinvested capital gains ..............         291,329                -                -                -
                                             ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................       1,384,244        1,254,782        1,031,609        1,067,758
                                             ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................         (85,411)        (163,482)      10,809,264        3,974,271
  Redemptions ...........................        (356,603)        (163,907)      (6,407,716)      (3,746,518)
  Annual contract maintenance charges ...               -                -                -                -
  Adjustments to maintain reserves ......              32              (18)           1,087              257
                                             ------------     ------------     ------------     ------------
      Net equity transactions ...........        (441,982)        (327,407)       4,402,635          228,010

NET CHANGE IN CONTRACT OWNERS' EQUITY ...         942,262          927,375        5,434,244        1,295,768
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................       7,669,126        7,196,235       44,623,765       50,815,017
                                             ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...    $  8,611,388        8,123,610       50,058,009       52,110,785
                                             ============     ============     ============     ============


                                                        NSATSMCO                         NBGUARD
                                             -----------------------------    -----------------------------
                                                 1998             1997            1998             1997
                                             ------------     ------------    ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -                -         107,684           74,402
  Mortality and expense charges (note 2)           (2,540)               -        (108,372)         (71,430)
  Administration charges (note 2) .......          (1,851)               -         (75,967)         (48,997)
                                             ------------     ------------    ------------     ------------
    Net investment activity .............          (4,391)               -         (76,655)         (46,025)

  Proceeds from mutual fund shares sold .       2,786,575                -       3,608,524        1,088,005
  Cost of mutual fund shares sold .......      (2,742,100)               -      (2,996,599)        (856,213)
                                             ------------     ------------    ------------     ------------
  Realized gain (loss) on investments ...          44,475                -         611,925          231,792
  Unrealized gain (loss) on investments .         (41,036)               -       4,365,873        3,215,283
                                             ------------     ------------    ------------     ------------
    Net gain (loss) on investments ......           3,439                -       4,977,798        3,447,075
                                             ------------     ------------    ------------     ------------
  Reinvested capital gains ..............               -                -               -                -
                                             ------------     ------------    ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................            (952)               -       4,901,143        3,401,050
                                             ------------     ------------    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       1,901,627                -       2,865,418       10,526,570
  Redemptions ...........................         (42,465)               -      (2,728,254)      (1,111,061)
  Annual contract maintenance charges ...               -                -               -                -
  Adjustments to maintain reserves ......              53                -             352           (3,228)
                                             ------------     ------------    ------------     ------------
      Net equity transactions ...........       1,859,215                -         137,516        9,412,281

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       1,858,263                -       5,038,659       12,813,331
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................               -                -      40,059,033       21,909,962
                                             ------------     ------------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...       1,858,263                -      45,097,692       34,723,293
                                             ============     ============    ============     ============

================================================================================

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                         PUTINVFD                          PUTVOYFD
                                              ------------------------------      ------------------------------
                                                   1998              1997              1998              1997
                                              ------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     $          -                 -                 -                 -
  Mortality and expense charges (note 2)          (186,317)         (105,733)         (556,639)         (373,376)
  Administration charges (note 2) .......         (137,570)          (77,601)         (406,933)         (267,259)
                                              ------------      ------------      ------------      ------------
    Net investment activity .............         (323,887)         (183,334)         (963,572)         (640,635)

  Proceeds from mutual fund shares sold .        4,530,581         1,164,187         6,427,577         2,056,638
  Cost of mutual fund shares sold .......       (2,994,709)       (1,028,827)       (3,090,190)       (1,218,328)
                                              ------------      ------------      ------------      ------------
  Realized gain (loss) on investments ...        1,535,872           135,360         3,337,387           838,310
  Unrealized gain (loss) on investments .       13,596,693         7,460,464        31,238,182        16,339,677
                                              ------------      ------------      ------------      ------------
    Net gain (loss) on investments ......       15,132,565         7,595,824        34,575,569        17,177,987
                                              ------------      ------------      ------------      ------------
  Reinvested capital gains ..............                -                 -                 -                 -
                                              ------------      ------------      ------------      ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................       14,808,678         7,412,490        33,611,997        16,537,352
                                              ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       19,138,850         8,512,659        24,262,617        22,596,211
  Redemptions ...........................       (3,487,916)       (1,548,901)      (11,233,807)       (5,546,604)
  Annual contract maintenance charges ...                -                 -                 -                 -
  Adjustments to maintain reserves ......             (807)              386              (492)            4,484
                                              ------------      ------------      ------------      ------------
      Net equity transactions ...........       15,650,127         6,964,144        13,028,318        17,054,091

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       30,458,805        14,376,634        46,640,315        33,591,443
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................       59,923,257        35,803,162       200,390,725       137,145,381
                                              ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...     $ 90,382,062        50,179,796       247,031,040       170,736,824
                                              ============      ============      ============      ============

                                                        SEI500IX                               SELGROFD
                                              ------------------------------      ------------------------------
                                                      1998              1997              1998              1997
                                              ------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          458,878           148,745               -                --
  Mortality and expense charges (note 2)          (191,999)          (58,724)          (27,214)          (23,196)
  Administration charges (note 2) .......         (139,292)          (40,688)          (19,486)          (15,862)
                                              ------------      ------------      ------------      ------------
    Net investment activity .............          127,587            49,333           (46,700)          (39,058)

  Proceeds from mutual fund shares sold .        5,889,475           256,727         1,526,073           750,304
  Cost of mutual fund shares sold .......       (4,045,787)         (201,940)       (1,114,190)         (701,943)
                                              ------------      ------------      ------------      ------------
  Realized gain (loss) on investments ...        1,843,688            54,787           411,883            48,361
  Unrealized gain (loss) on investments .        9,787,189         4,538,562         1,580,524         1,043,205
                                              ------------      ------------      ------------      ------------
    Net gain (loss) on investments ......       11,630,877         4,593,349         1,992,407         1,091,566
                                              ------------      ------------      ------------      ------------
  Reinvested capital gains ..............                -                 -                 -                 -
                                              ------------      ------------      ------------      ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................       11,758,464         4,642,682         1,945,707         1,052,508
                                              ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................       30,342,073        24,716,948           638,129           929,648
  Redemptions ...........................       (5,516,740)       (1,409,295)         (614,067)         (387,786)
  Annual contract maintenance charges ...                -                 -                 -                 -
  Adjustments to maintain reserves ......              (11)           (2,562)               51              (407)
                                              ------------      ------------      ------------      ------------
      Net equity transactions ...........       24,825,322        23,305,091            24,113           541,455

NET CHANGE IN CONTRACT OWNERS' EQUITY ...       36,583,786        27,947,773         1,969,820         1,593,963
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................       57,955,034        10,582,236         9,706,959         8,433,505
                                              ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...       94,538,820        38,530,009        11,676,779        10,027,468
                                              ============      ============      ============      ============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                                   (UNAUDITED)


                                                        AIMTreas                             TRIntStk
                                              ------------------------------      ------------------------------
                                                   1998              1997             1998               1997
                                              ------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     $    120,627            90,126               -                 -
  Mortality and expense charges (note 2)           (10,391)           (8,847)          (75,293)          (72,592)
  Administration charges (note 2) .......           (7,247)           (5,594)          (51,964)          (48,304)
                                              ------------      ------------      ------------      ------------
    Net investment activity .............          102,989            75,685          (127,257)         (120,896)

  Proceeds from mutual fund shares sold .       23,011,970         6,179,448        27,718,910         7,588,473
  Cost of mutual fund shares sold .......      (23,011,970)       (6,179,448)      (27,349,019)       (6,430,207)
                                              ------------      ------------      ------------      ------------
  Realized gain (loss) on investments ...                -                 -           369,891         1,158,266
  Unrealized gain (loss) on investments .                -                 -         3,545,044         2,391,991
                                              ------------      ------------      ------------      ------------
    Net gain (loss) on investments ......                -                 -         3,914,935         3,550,257
                                              ------------      ------------      ------------      ------------
  Reinvested capital gains ..............                -                 -                 -                 -
                                              ------------      ------------      ------------      ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................          102,989            75,685         3,787,678         3,429,361
                                              ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................          717,512         1,805,822         1,185,815         6,077,634
  Redemptions ...........................       (1,345,517)         (369,513)       (1,659,493)       (1,065,254)
  Annual contract maintenance charges ...                -                 -                 -                 -
  Adjustments to maintain reserves ......             (885)            2,955               282            (5,667)
                                              ------------      ------------      ------------      ------------
      Net equity transactions ...........         (628,890)        1,439,264          (473,396)        5,006,713

NET CHANGE IN CONTRACT OWNERS' EQUITY ...         (525,901)        1,514,949         3,314,282         8,436,074
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................        4,162,607         2,686,515        28,674,990        25,426,682
                                              ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...     $  3,636,706         4,201,464        31,989,272        33,862,756
                                              ============      ============      ============      ============


                                                           TemForFd
                                              ------------------------------
                                                 1998               1997
                                              ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                -                 -
  Mortality and expense charges (note 2)          (124,561)         (101,616)
  Administration charges (note 2) .......          (90,164)          (72,628)
                                              ------------      ------------
    Net investment activity .............         (214,725)         (174,244)

  Proceeds from mutual fund shares sold .        7,112,204         2,466,814
  Cost of mutual fund shares sold .......       (6,317,934)       (2,086,611)
                                              ------------      ------------
  Realized gain (loss) on investments ...          794,270           380,203
  Unrealized gain (loss) on investments .          522,872         4,135,130
                                              ------------      ------------
    Net gain (loss) on investments ......        1,317,142         4,515,333
                                              ------------      ------------
  Reinvested capital gains ..............                -                 -
                                              ------------      ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ......................        1,102,417         4,341,089
                                              ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................          814,672        12,882,594
  Redemptions ...........................       (2,384,421)         (960,747)
  Annual contract maintenance charges ...                -                 -
  Adjustments to maintain reserves ......              693              (341)
                                              ------------      ------------
      Net equity transactions ...........       (1,569,056)       11,921,506

NET CHANGE IN CONTRACT OWNERS' EQUITY ...         (466,639)       16,262,595
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................       48,520,128        32,998,572
                                              ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...       48,053,489        49,261,167
                                              ============      ============



See accompanying notes to financial statements.

                              NACo VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 1998 and 1997
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

              American Century: Twentieth Century Growth Fund (ACTCGro)

              American Century: Twentieth Century Ultra Fund (ACTCUltra)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning January 1, 1994)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro) (formerly
                The Evergreen Total Return Fund - Class Y) (not available for contracts issued on or after October 1, 1993)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Investment Company of America(R) (InvCoAm)
                (only available for certain contracts issued beginning July 1,
                1994)

              MAS Funds - Fixed Income Portfolio (MASFIP)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp) (not
                available for contracts issued on or after October 1, 1993)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              NAAT - The Aggressive Portfolio (NAATAggr)

              NAAT - The Conservative Portfolio (NAATCons)

              NAAT - The Moderate Portfolio (NAATMod)

              NAAT - The Moderately Aggressive Portfolio (NAATModAgg)

              NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)

              Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Separate Account Trust - Small Company Fund
                (NSATSmCo)

              Neuberger & Berman Guardian Fund (NBGuard)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Short-Term Investments Trust - Treasury Portfolio - Institutional
                Class (AIMTreas)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class I (TemForFd)

         All of the above funds were being utilized as of June 30, 1998.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     Prior to May 1, 1998 the following charges were deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County and ranged from .15% to .45%.

     Beginning May 1, 1998 under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; and (9) any other factors which the Company deems relevant.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998.


                                                                                           AVERAGE
                                                                          UNITS          UNIT VALUE*
                                                                       ---------         -----------
        American Century: Twentieth Century Growth Fund               16,619,787         $ 7.186926       $  119,445,183
        American Century: Twentieth Century Ultra Fund               129,436,420           2.148520          278,096,728
        The Bond Fund of America(SM), Inc.                             6,686,766           2.414143           16,142,812
        The Dreyfus Third Century Fund, Inc.                          15,210,333           4.161696           63,300,784
        Evergreen Income and Growth Fund - Class Y                     1,449,627           2.463582            3,571,275
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares                             3,882,074           1.337107            5,190,750
        Fidelity Capital & Income Fund                                   539,948           5.019544            2,710,293
        Fidelity Contrafund                                          171,335,551           2.263383          387,797,896
        Fidelity Equity-Income Fund                                   52,479,306           7.655627          401,761,998
        Fidelity Magellan(R)Fund                                      70,549,683           2.124323          149,870,282
        Fidelity OTC Portfolio                                        17,683,905           2.166043           38,304,091
        Fidelity Puritan(R) Fund                                      21,940,402           1.763560           38,693,213
        The Investment Company of America(R)                          32,482,203           2.567200           83,388,298
        MAS Funds - Fixed Income Portfolio                             2,928,643           1.375618            4,028,695
        MFS(R) Growth Opportunities Fund - Class A                     1,716,108          10.816879           18,562,933
        MFS(R) High Income Fund - Class A                              2,663,457           6.513915           17,349,532
        Massachusetts Investors Growth
          Stock Fund - Class A                                           780,807          19.754102           15,424,141
        NAAT - The Aggressive Portfolio                                1,055,748           1.128312            1,191,213
        NAAT - The Conservative Portfolio                                 97,145           1.060713              103,043
        NAAT - The Moderate Portfolio                                    610,422           1.100657              671,865
        NAAT - The Moderately Aggressive Portfolio                       961,150           1.109293            1,066,197
        NAAT - The Moderately Conservative Portfolio                     323,266           1.081181              349,509
        Nationwide(R) Fund - Class D                                   5,730,338          25.175363          144,263,337
        Nationwide(R) Growth Fund - Class D                            1,883,767           4.571366            8,611,388
        Nationwide(R) Money Market Fund                               16,293,189           3.072327           50,058,009
        Nationwide(R) SAT - Small Company Fund                         1,829,135           1.015924            1,858,263
        Neuberger & Berman Equity Fund -
          Guardian Fund                                               23,537,609           1.915984           45,097,692
        Putnam Investors Fund - Class A                                4,075,004          22.179625           90,382,062
        Putnam Voyager Fund - Class A                                 55,295,492           4.467472          247,031,040
        SEI Index Funds - S&P 500 Index Portfolio                     53,699,412           1.760519           94,538,820
        Seligman Growth Fund, Inc. - Class A.                            775,603          15.055098           11,676,779
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class                     2,905,039           1.251861            3,636,706
        T. Rowe Price International Funds, Inc. -
          International Stock Fund(R)                                 23,527,891           1.359632           31,989,272
        Templeton Foreign Fund - Class I                              36,581,831           1.313589           48,053,489
                                                                      ==========           ========      ---------------
          Total Contract Owners' Equity                                                                  $ 2,424,217,588
                                                                                                         ===============

* This is a blended unit value and will not match individual contract owners' unit values as contract owners receive different contract charges determined by their employee benefit plan's negotiated rate. As these charges vary by contract and reduce the contract owners' unit value, the unit value for each contract owner varies accordingly.




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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    --------------
                                                                    Bulk Rate
                                                                  U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 --------------




















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company